Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value [Abstract]
Schedule of convertible debentures
	December 31,
Convertible Debentures	2022	2021
December 2020 Convertible Debenture	$-	$-
May 2022 Convertible Debenture	-	-
August 2022 Convertible Debenture	2,238,897	-
December 2022 Convertible Debenture	1,822,838	-
	$4,061,735	$-

	December 31,
Embedded Derivative Liability bifurcated from:	2022	2021
May 2022 Convertible Debenture	$-	$-
August 2022 Convertible Debenture	1,241,261	-
December 2022 Convertible Debenture	1,050,795	-
	$2,292,056	$-

Schedule of assumptions used to measure the fair value of warrants on the date of issuance
	Series A	Series B	Series C
Expected term in years	7	2	7
Stock price	$2.32	$2.40	$2.40
Expected dividend yield	0%	0%	0%
Volatility	46.68%	49.61%	46.68%
Risk-free interest Rate	0.63%	0.20%	0.63%
Initial fair value per share	$1.01	$0.58	$0.83